EXHIBIT 99.7

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deloitte & Touche LLP performed an agreed-upon procedures engagement conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “Services”) as described in the attached Independent Accountants’ Report on Applying Agreed-Upon Procedures dated May 19, 2016 (the “Report”).

Accordingly:

•	The nature, scope and design of the Services are solely the responsibility of the “Specified Parties” identified in the Report and the sufficiency of the Services performed is solely the responsibility of the Specified Parties;
•	Deloitte & Touche LLP makes no representations as to the sufficiency of the Services for the purposes of the Specified Parties or for any other purpose;
•	The Report is intended solely for the use of the Specified Parties and is not intended to be used by anyone other than the Specified Parties; and
•	Deloitte & Touche LLP was not engaged to conduct, and did not conduct, (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance; Deloitte & Touche LLP does not express such an opinion, limited assurance, or any other form of assurance.

The Report contains a description of the following:

(i)	the type of assets;
(ii)	the sample size;
(iii)	how the sample size was determined and, if applicable, computed; and
(iv)	the scope and manner of the Services performed.

None of the engagement, Services or Report was intended to address, nor did they address, the following:

(i)	the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
(ii)	the value of collateral securing such assets; or
(iii)	the compliance of the originator of the assets with federal, state, and local laws and regulations.

As of the date of this Form, Deloitte & Touche LLP performed no other procedures that would be considered due diligence services related to COLT 2016-1, Mortgage-Pass-Through Certificates, Series 2016-1.

Attachment:

Item 5 of Form ABS Due Diligence-15E related to

COLT 2016-1, Mortgage-Pass-Through Certificates, Series 2016-1

Independent Accountants’ Report on Applying Agreed-Upon Procedures dated May 19, 2016 related to COLT 2016-1, Mortgage-Pass-Through Certificates, Series 2016-1.

Deloitte & Touche LLP
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Jersey City, NJ 07311
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www.deloitte.com

May 19, 2016

LSRMF Acquisitions I, LLC

2711 North Haskell Avenue, Suite 1700
Dallas, Texas 75204

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by LSRMF Acquisitions I, LLC (the “Company”) and Hudson Americas L.P. (“Hudson Americas”) and Credit Suisse Securities (USA) LLC (“Credit Suisse” and, together with Hudson Americas and the Company, the “Specified Parties”) related to their evaluation of certain information with respect to a portfolio of mortgage loans in conjunction with the proposed offering of COLT 2016-1, Mortgage-Pass-Through Certificates, Series 2016-1 (the “Transaction”).

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

On May 6, 2016, representatives of Hudson Americas, on behalf of the Company, provided us with (i) a computer-generated mortgage loan data file and related record layout with respect to 377 mortgage loans (the “Initial Data File”) and (ii) a supplemental data file containing the maturity date for each of the 377 mortgage loans included on the Initial Data File (the “Supplemental Data File”). At the Company’s instruction, we appended the Initial Data File with the information set forth on the Supplemental Data File. The Initial Data File, as adjusted, is hereinafter referred to as the “Statistical Data File.”

At the Company’s instruction, we randomly selected 190 mortgage loans (the “Sample Loans”) from the Statistical Data File and performed certain comparisons and recomputations for each of the Sample Loans relating to the mortgage loans characteristics (the “Characteristics”) set forth on the Statistical Data File and indicated below.

Member of
Deloitte Touche Tohmatsu Limited

Characteristics

1.       Loan number (for identification purposes only)

2.       Original principal balance

3.       Original interest rate

4.       Monthly P&I payment

5.       First payment date

6.       Maturity date

7.       Original term to maturity

8.       Index description*

9.       Initial/next interest rate adjustment date*

10.    Interest rate adjustment frequency*

11.    Gross margin*

12.    Maximum interest rate*

13.    Minimum interest rate*

14.    Property state

15.    Property zip code

16.    Prepayment penalty term (if applicable)

17.    Interest only term (if applicable)

18.    Occupancy status

19.    Property type

20.    Appraised value

21.    Sales price (if applicable)

22.    Loan purpose

23.    Junior lien balance (if applicable)

24.    Original loan-to-value ratio

25.    Combined loan-to-value ratio

* For adjustable rate loans only

We compared Characteristics 2. through 15. to the corresponding information set forth on or derived from the respective Fixed Rate Note, Adjustable Rate Note or Modification Agreement (collectively, the “Note”); Characteristic 16. to the Note or Prepayment Penalty Rider (collectively, the “Prepayment Penalty Rider”); Characteristic 17. to the Note or Interest Only Addendum (collectively, the “Interest Only Addendum”); Characteristic 18. to the Residential Loan Application (the “Application”); Characteristics 19. and 20. to the Uniform Residential Appraisal Report (the “Appraisal Report”); Characteristics 21. and 22. (for those Sample Loans for which the loan purpose field appearing on the Statistical Data File indicated a “first time home purchase” or “other-than-first-time home purchase”) to the “Settlement Statement,” “Closing Disclosure” and/or Application (as applicable) and Characteristic 23. to the Settlement Statement or “Underwriting Summary” (collectively, the “Junior Lien Summary”).

Further, with respect to Characteristic 22., for those Sample Loans for which the loan purpose is indicated on the Statistical Data File as a (i) “rate/term refinance - borrower initiated” or (ii) cash out: debt consolidation, cash out: home improvement/renovation or cash out: other/multi-purpose/unknown purpose (collectively, “cash out refinance”), we (i) observed that there was no sales price indicated on the Settlement Statement and (ii) recalculated the “Amount to the Borrower” as the difference between (a) the original principal balance (as set forth on the Note) and (b) the sum of (1) the unpaid principal balance of the refinanced first mortgage loan, (2) the unpaid principal balance of any “secondary financing” relating to the subject property and (3) settlement charges relating to the subject mortgage loan (each as set forth on the Settlement Statement). At the Company’s instruction, we assumed that the loan purpose is (a) a cash out refinance if the Amount to the Borrower is greater than the greater of (i) $2,000 or (ii) 2% of the original principal balance (as set forth on the Note) and (b) a “rate/term refinance - borrower initiated” to the extent that it was not.

With respect to Characteristic 24., we recomputed the original loan-to-value ratio by dividing (a) the original principal balance (as set forth on the Note) by either (b) in the case of a first time home purchase or other-than-first-time home purchase (as derived from the Settlement Statement, Closing Disclosure and/or Application (as applicable)), the lesser of (i) the appraised value (as determined below) and (ii) sales price (as set forth on the Settlement Statement) or (c) in the case of a rate/term refinance - borrower initiated or cash out refinance (as determined above), the appraised value (as determined below), except for those Sample Loans indicated in Appendix A for which we were instructed by representatives of Hudson Americas, on behalf of the Company, to use the “previous purchase price” (as set forth on the “Previous Settlement Statement”).

With respect to Characteristic 25., we recomputed the combined loan-to-value ratio by dividing (a) the sum of (i) the original principal balance (as set forth on the Note) and (ii) the junior lien balance, if any (as set forth on the Junior Lien Summary) by either (b) in the case of a first time home purchase or other-than-first-time home purchase (as derived from the Settlement Statement, Closing Disclosure and/or Application (as applicable)), the lesser of (x) the appraised value (as determined below) and (y) the sales price (as set forth on the Settlement Statement) or (c) in the case of a rate/term refinance - borrower initiated or cash out refinance (as determined above), the appraised value (as determined below), except for those Sample Loans indicated in Appendix A for which we were instructed by representatives of Hudson Americas, on behalf of the Company, to use the previous purchase price (as set forth on the Previous Settlement Statement).

At your instruction, for purposes of the procedures described above:

•	with respect to our comparison of Characteristics 19. and 20. and for the recalculations of Characteristics 24. and 25., for those Sample Loans for which the Company provided us with more than one Appraisal Report or an Appraisal Report and an “Appraisal Field Review Report,” each noting an appraisal date less than 30 days from the origination date (as set forth on the Note), we were instructed to use the report with the lowest appraised value; and

•	with respect to our comparison of Characteristics 24. and 25., differences of 0.0001% or less are noted to be “in agreement.”

The mortgage loan documents described above and any other related documents used in support of the Characteristics were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Loan Documents.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Loan Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Loan Documents. In addition, we make no representations as to whether the Loan Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Sample Loans.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Characteristics set forth on the Statistical Data File were found to be in agreement with the above mentioned Loan Documents, except as described in Appendix B. Supplemental information is contained on Appendix C.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the mortgage loans or underlying documentation underlying the Statistical Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the mortgage loans or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. The information provided to us, including the information set forth in the Statistical Data File, is the responsibility of the Company.

We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information. Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated May 19, 2016 (Redacted).

In applying our agreed-upon procedures as outlined above, we recomputed Characteristics 24. and 25. using the previous purchase price (as set forth on the Previous Settlement Statement) for the following Sample Loans:

[REDACTED]
[REDACTED]
[REDACTED]

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated May 19, 2016. In applying our agreed-upon procedures as outlined above, we noted the following:

In applying our agreed-upon procedures as outlined above, we noted the following:

Exception Description Number	Exception Description

1	Nineteen differences in loan purpose.
2	Five differences in property type.
3	Two differences in sales price.
4	One difference in original principal balance.
5	One difference in original term to maturity.
6	One difference in first payment date.
7	One difference in original loan-to-value ratio.
8	One difference in combined loan-to-value ratio.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix C to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated May 19, 2016 (Redacted).

Supplemental Information Related to the Findings Set Forth on Appendix B

Exception Description Number	Sample Loan number	Characteristic	Characteristic set forth on the Statistical Data File	Characteristic set forth on or derived from the Loan Documents

1	[REDACTED]	Loan purpose	first time home purchase	other-than-first-time home purchase
1	[REDACTED]	Loan purpose	first time home purchase	other-than-first-time home purchase
1	[REDACTED]	Loan purpose	first time home purchase	other-than-first-time home purchase
1	[REDACTED]	Loan purpose	first time home purchase	other-than-first-time home purchase
1	[REDACTED]	Loan purpose	first time home purchase	other-than-first-time home purchase
1	[REDACTED]	Loan purpose	other-than-first-time home purchase	first time home purchase
1	[REDACTED]	Loan purpose	other-than-first-time home purchase	first time home purchase
1	[REDACTED]	Loan purpose	other-than-first-time home purchase	first time home purchase
1	[REDACTED]	Loan purpose	first time home purchase	other-than-first-time home purchase
1	[REDACTED]	Loan purpose	other-than-first-time home purchase	first time home purchase
1	[REDACTED]	Loan purpose	first time home purchase	other-than-first-time home purchase
1	[REDACTED]	Loan purpose	first time home purchase	other-than-first-time home purchase
1	[REDACTED]	Loan purpose	rate/term refinance -- borrower initiated	cash out refinance
1	[REDACTED]	Loan purpose	other-than-first-time home purchase	first time home purchase
1	[REDACTED]	Loan purpose	other-than-first-time home purchase	first time home purchase
1	[REDACTED]	Loan purpose	other-than-first-time home purchase	first time home purchase
1	[REDACTED]	Loan purpose	first time home purchase	other-than-first-time home purchase
1	[REDACTED]	Loan purpose	first time home purchase	other-than-first-time home purchase
1	[REDACTED]	Loan purpose	first time home purchase	other-than-first-time home purchase
2	[REDACTED]	Property type	Townhouse	Condo
2	[REDACTED]	Property type	Single Family	PUD
2	[REDACTED]	Property type	PUD	Single family
2	[REDACTED]	Property type	Townhouse	PUD
2	[REDACTED]	Property type	Townhouse	Condo
3	[REDACTED]	Sales price	$331,979.00	Not applicable
3	[REDACTED]	Sales price	$566,693.00	Not applicable
4	[REDACTED]	Original principal balance	$560,000.00	$276,500.52
5	[REDACTED]	Original term to maturity	360 months	358 months
6	[REDACTED]	First payment date	1/1/2016	3/1/2016
7	[REDACTED]	Original loan-to-value ratio	74.84%	36.95%
8	[REDACTED]	Combined loan-to-value ratio	74.84%	36.95%

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.